Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax Contingency [Line Items]
Balance at beginning of year	¥ 1,766	¥ 9,199	¥ 4,887
Additions for tax positions of the current year	44	1,766	4,312
Additions for tax positions of prior years	551
Settlements		(9,199)
Balance at end of year	¥ 2,361	¥ 1,766	¥ 9,199